OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bond restrictions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CLP ($) item
Disclosure of detailed information about borrowings
Average net financial debt last 4 quarters	$ 671,538,372
Net financial debt	647,364,644
Unencumbered assets	2,813,063,535
Total unsecured liabilities	1,920,451,919
EBITDA LTM	443,666,843
Net financial expenses LTM	34,513,707
Consolidated Ebitda between January 1 and December 31, 2016	$ 443,666,843
CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.46
CMF Registration N254 06.13.2001 Series B | Maximum
Disclosure of detailed information about borrowings
Indebtedness level	1.51
Consolidated assets to unsecured consolidated liabilities ratio	1.3
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.46
Net financial debt ratio	1.51
Net Financial Coverage	12.85
Number of consecutive quarters | item	2
CMF Registration N641 08.23.2010 Series C | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3
Net Financial Coverage	3
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Indebtedness level	1.51
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.46
CMF Registration N912 10.10.2018 Series F | Maximum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E
Disclosure of detailed information about borrowings
Indebtedness level	1.51
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.46
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E | Maximum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3